Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock Series D	Preferred Stock Series E	Preferred Stock Series F	Common Stock	Common Stock to be Issuable for Acquisitions	Additional Paid-In Capital	Accumulated Deficit	Total
Balance (in Shares) at Dec. 31, 2018
Balance at Dec. 31, 2018						$ 679,259	$ (5,675,391)
Stock based compensation						3,803,922
Issuance of common shares for Scouted acquisitions, (in Shares)				1,109
Issuance of common shares for Scouted acquisitions
Reclassification of derivative liability upon cancellation of Series D warrants						(1,058,866)
Issuance of common shares upon conversion of Series E preferred stock (in Shares)				500,178
Issuance of common shares upon conversion of Series E preferred stock				$ 50		(46)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)				752,899
Issuance of common shares upon conversion of Series F preferred stock				$ 75		(69)
Net loss							(11,812,797)
Balance (in Shares) at Dec. 31, 2019	454,546	734,986	139,768	3,619,658	0
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362	$ 0	18,203,048	(17,488,188)	$ 715,356
Stock based compensation						870,722		870,722
Series D Preferred stock issued for accrued penalties (in Shares)	106,134
Series D Preferred stock issued for accrued penalties	$ 11					1,929,505		1,929,516
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(12,900)			161,250
Issuance of common shares upon conversion of Series D preferred stock	$ (1)			$ 16		(15)		0
Issuance of common shares upon conversion of Series E preferred stock (in Shares)		(3,141)		39,260
Issuance of common shares upon conversion of Series E preferred stock		$ 0		$ 4		(4)		0
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(64,272)	803,414
Issuance of common shares upon conversion of Series F preferred stock			$ (6)	$ 80		(74)		0
Net loss							(2,482,605)	(2,482,605)
Balance (in Shares) at Mar. 31, 2020	547,780	731,845	75,496	4,623,582	0
Balance at Mar. 31, 2020	$ 56	$ 74	$ 8	$ 462	$ 0	21,003,182	(19,970,793)	1,032,989
Balance (in Shares) at Dec. 31, 2019	454,546	734,986	139,768	3,619,658	0
Balance at Dec. 31, 2019	$ 46	$ 74	$ 14	$ 362	$ 0	18,203,048	(17,488,188)	715,356
Stock based compensation						3,058,072
Series D Preferred stock issued for accrued penalties (in Shares)
Series D Preferred stock issued for accrued penalties						1,929,505
Issuance of common shares upon conversion of Series D preferred stock (in Shares)				60,000
Issuance of common shares upon conversion of Series E preferred stock (in Shares)				39,260
Issuance of common shares upon conversion of Series E preferred stock				$ 4		(4)
Issuance of common shares upon conversion of Series F preferred stock (in Shares)				942,340
Issuance of common shares upon conversion of Series F preferred stock				$ 94		(87)
Net loss							(17,036,837)
Balance (in Shares) at Dec. 31, 2020	527,795	731,845	64,382	5,504,008	0
Balance at Dec. 31, 2020	$ 54	$ 74	$ 7	$ 550	$ 0	23,400,078	(34,525,025)	(11,124,262)
Stock based compensation						502,407		502,407
Issuance of common shares for Scouted acquisitions, (in Shares)				438,553	38,978
Issuance of common shares for Scouted acquisitions				$ 44	$ 113,036	1,271,760		1,384,840
Issuance of common shares for Upsider acquisition (in Shares)					677,883
Issuance of common shares for Upsider acquisition					$ 2,135,331			2,135,331
Issuance of common shares for accrued compensation, (in Shares)				4,063
Issuance of common shares for accrued compensation				$ 0		16,425		16,425
Issuance of common shares upon conversion of debentures and accrued interest (in Shares)				178,712
Issuance of common shares upon conversion of convertible notes and accrued interest				$ 18		199,385		199,403
Cancellation of Series D preferred stock, (in Shares)	(8,755)
Cancellation of Series D preferred stock	$ (1)					1		0
Reclassification of derivative liability upon cancellation of Series D warrants						373,070		373,070
Issuance of common shares upon conversion of Series D preferred stock (in Shares)	(74,453)			930,664
Issuance of common shares upon conversion of Series D preferred stock	$ (7)			$ 93		(86)		0
Issuance of common shares upon conversion of Series F preferred stock (in Shares)			(17,535)	219,185
Issuance of common shares upon conversion of Series F preferred stock			$ (2)	$ 22		(20)		0
Net loss							(6,280,066)	(6,280,066)
Balance (in Shares) at Mar. 31, 2021	444,587	731,845	46,847	7,275,185	716,861
Balance at Mar. 31, 2021	$ 46	$ 74	$ 5	$ 727	$ 2,248,367	$ 25,763,020	$ (40,805,091)	$ (12,792,852)